Thrivent Small Cap Value ETF Investment Strategy - Thrivent Small Cap Value ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) focuses mainly on the equity securities of smaller U.S. companies which it defines as those companies that have market capitalizations equivalent to or less than those companies included in widely known indices of small companies, such as the Russell 2000® Index, S&P SmallCap 600® Index, or the small company market capitalization classification published by Morningstar or Lipper, Inc. The Fund defines small-cap companies as those with market capitalizations at the time of purchase at or below the market capitalization of the largest company represented in either the Russell 2000® Index (approximately $15.8 billion as of June 30, 2025) or the S&P SmallCap 600® Index (approximately $9.5 billion as of June 30, 2025). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. The Fund is an actively managed exchange traded fund. The Fund seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings potential or asset value. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.